DIVIDEND	12 Months Ended
Dec. 31, 2023
DIVIDEND
DIVIDEND

12. DIVIDEND

On March 17, 2022, the Company announced a special cash dividend of US$0.025 per ordinary share (US$0.1 per ADS) on its outstanding shares to shareholders of record as of the close of trading on March 28, 2022. The ex-dividend date is March 25, 2022 and the dividend was paid in April 2022. There was no cash dividend announced for the year ended December 31, 2023.